Deferred Day 1 Profit or Loss	12 Months Ended
Dec. 31, 2018
Disclosure Of Day One Profit Or Loss [Abstract]
DEFERRED Day One Profits Or Losses

27. DEFERRED DAY 1 PROFITS OR LOSSES

Changes in deferred day 1 profits or losses are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Beginning balance	28,008	13,422	7,416
New transactions	1,337	500	23,678
Amounts recognized in losses	(15,923)	(6,506)	(5,631)

Ending balance	13,422	7,416	25,463

In case some variables to measure fair values of financial instruments are not observable in the market, valuation techniques are utilized to evaluate such financial instruments. Those financial instruments are recorded the transaction price as at the time of acquisition, even though there are difference noted between the transaction price and the fair value. The table above presents the difference yet to be realized as profit or losses.